Expense Example	Feb. 27, 2025 USD ($)
Invesco Advantage International Fund | Invesco Advantage International Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	1,056
Expense Example, with Redemption, 5 Years	1,473
Expense Example, with Redemption, 10 Years	2,632
Invesco Advantage International Fund | Invesco Advantage International Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,797
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,483
Invesco Advantage International Fund | Invesco Advantage International Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,954
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,844
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,844
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,169
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,315
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,148
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,302
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,000
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,155
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco Global Focus Fund | Invesco Global Focus Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	668
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	1,957
Invesco Global Focus Fund | Invesco Global Focus Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,113
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Invesco Global Focus Fund | Invesco Global Focus Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Invesco Global Fund | Invesco Global Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	651
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,762
Invesco Global Fund | Invesco Global Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,935
Invesco Global Fund | Invesco Global Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Invesco Global Fund | Invesco Global Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Invesco Global Fund | Invesco Global Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Invesco Global Fund | Invesco Global Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,860
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,024
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,106
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,269
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	593
Expense Example, with Redemption, 3 Years	1,001
Expense Example, with Redemption, 5 Years	1,433
Expense Example, with Redemption, 10 Years	2,631
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,784
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	1,063
Expense Example, with Redemption, 10 Years	2,464
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,933
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,822
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,822
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	1,816
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,981
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906